Related party transactions - Related Party Statement of Income or Loss (Details)		6 Months Ended
	Sep. 01, 2018	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage expenses		$ (192,000)	$ (805,000)
Vessel operating costs		(15,908,000)	(17,044,000)
Administrative expenses		$ (6,315,000)	(6,290,000)
Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares		220,250
Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		$ 300
LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		250
Other related parties [member] | Scorpio MR Pool Limited [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		123,427,000	117,172,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		131,945,000	90,689,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		51,916,000	41,803,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member] | LR1 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		$ 35,130,000	22,721,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent		1.50%
Commission on gross revenue per charter fixture when excluded in pools, rercent		1.25%
Reimbursement of expenses		$ 100,000
Commission on gross revenue, per charter fixture	0.85%
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		250
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Vessel operating costs		(175,000)
Technical management fee		15,000,000	14,800,000
Reimbursement of expenses			0
Other related parties [member] | Insurance Broker [Member]
Disclosure of transactions between related parties [line items]
Insurance related expenses		2,000,000
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Voyage expenses		(25,747)
Vessel operating costs		(900,000)	(300,000)
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Administrative Fees, Related Party Transactions		5,500,000	5,500,000
Reimbursement of expenses		100,000	0
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ 600,000	$ 800,000
Issuance of restricted stock, net of forfeitures (in shares) | shares		221,900	114,400